CONSOLIDATED STATEMENT OF FINANCIAL POSITION - PEN (S/) S/ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Cash and due from banks:
Non-interest-bearing	S/ 7,286,624		S/ 6,925,332
Interest-bearing	26,897,216		32,395,408
Total cash and due from banks	34,183,840		39,320,740
Cash collateral, reverse repurchase agreements and securities borrowing	1,101,856		1,766,948
Investments:
At fair value through profit or loss	4,199,334		5,928,538
At fair value through other comprehensive income	29,678,061		34,440,091
At fair value through other comprehensive income pledged as collateral	1,108,100		318,352
Total at fair value through other comprehensive income investments	30,786,161		34,758,443
Amortized cost	6,905,201		4,411,592
Amortized cost pledged as collateral	3,540,528		3,853,967
Total investments at amortized cost	10,445,729		8,265,559
Loans, net:
Loans, net of unearned income	148,626,374		147,597,412
Provision for credit losses	(7,872,402)		(8,477,308)
Total loans, net	140,753,972		139,120,104
Financial assets designated at fair value through profit or loss	768,801		987,082
Premiums and other policies receivable	913,124		921,103
Accounts receivable from reinsurers and coinsurers	1,106,674		1,198,379
Property, furniture and equipment, net	1,281,098		1,308,779
Due from customers on banker's acceptances	699,678		532,404
Intangible assets and goodwill, net	2,899,429		2,710,080
Right-of-use assets, net	543,833		586,417
Deferred tax assets, net	1,131,565		1,177,359
Other assets	5,938,515		6,264,805
Total assets	236,753,609		244,846,740
Deposits and obligations:
Non-interest-bearing	43,346,151		51,851,206
Interest-bearing	103,674,636		97,745,339
Total deposits and obligations	147,020,787		149,596,545
Payables from repurchase agreements and securities lending	12,966,725		22,013,866
Due to banks and correspondents	8,937,411		7,212,946
Due from customers on banker's acceptances	699,678		532,404
Accounts payable to reinsurers	420,094	[1]	463,825
Lease liabilities	578,074		655,294
Financial liabilities at fair value through profit or loss	191,010		337,909
Technical reserves for insurance claims and premiums	11,990,959		12,534,511
Bonds and notes issued	17,007,194		17,823,146
Deferred tax liabilities, net	71,823		105,058
Other liabilities	7,290,145		6,533,797
Total liabilities	207,173,900		217,809,301
Equity attributable to Credicorp's equity holders:
Capital stock	1,318,993		1,318,993
Treasury stock	(207,518)		(207,534)
Capital surplus	231,556		228,853
Reserves	23,659,626		21,364,272
Other reserves	(650,116)		235,902
Retained earnings	4,635,599		3,556,281
Total equity attributable to owners of parent	28,988,140		26,496,767
Non-controlling interest	591,569		540,672
Total equity, net	29,579,709		27,037,439
Total liabilities and net equity	S/ 236,753,609		S/ 244,846,740

[1]	As of December 31, 2022, the balance is mainly made up of payments to reinsurers for S/811.8 million, the effect of exchange difference for S/16.8 million and other minors for S/32.1 million. As of December 31, 2021, the balance is mainly made up of payments from reinsurers for S/608.7 million, the effect of exchange difference for S/11.9 million and other minors of S/9.8 million.